LOANS AND FINANCING - Schedule of Measures Restrictive Clauses (Details) R$ in Millions	Dec. 31, 2025 BRL (R$)	Jun. 30, 2025 BRL (R$)	Jun. 13, 2025 BRL (R$)	Mar. 31, 2025 BRL (R$)	Dec. 31, 2024	Dec. 31, 2023
Financial covenants, frequency of measurement, annual | 9th and 10th issue of debentures
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio	1.2
Leverage ratio	5.0				5.0	6.5
Financial covenants, frequency of measurement, annual | 9th and 10th issue of debentures | 2026
Disclosure of detailed information about borrowings [line items]
Leverage ratio	4.5
Financial covenants, frequency of measurement, annual | Aircraft Financing
Disclosure of detailed information about borrowings [line items]
Leverage ratio	5.5
Financial covenants, frequency of measurement, quarterly | Aircraft Financing
Disclosure of detailed information about borrowings [line items]
Value of immediate liquidity	R$ 1,000
Financial covenants, frequency of measurement, quarterly | Senior notes 1L, 2L
Disclosure of detailed information about borrowings [line items]
Value of immediate liquidity		R$ 500,000		R$ 350,000
Financial covenants, frequency of measurement, biweekly | Debtor in possession (DIP)
Disclosure of detailed information about borrowings [line items]
Value of immediate liquidity			R$ 90,000